SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Number of shares issued upon exercise of warrants	1,652,530
Exercise of pre-funded warrants	1,653,999
Transaction costs incurred through accounts payable and accrued liabilities	$ 64,804
Share issue costs through AP and accrued liabilities	$ 303,951
Value for issuing broker warrant		$ 672,221
Derivative liability recognized			$ 167,022
Reserves transferred to share capital on exercise of stock options			$ 2,436